Post-Employment and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 39	$ 32	$ 28
Interest cost	38	36	35
Expected return on plan assets	(31)	(29)	(24)
Amortization of actuarial net loss (gain)	9	8	6
Amortization of prior service cost	0	0	1
Effect of settlement	2	0	1
Effect of curtailment	1	0	0
Net periodic benefit cost	58	47	47
Other Long-Term Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	26	23	17
Interest cost	4	3	3
Expected return on plan assets	0	0	0
Amortization of actuarial net loss (gain)	3	1	(2)
Amortization of prior service cost	0	0	0
Effect of settlement	0	0	0
Effect of curtailment	0	0	0
Net periodic benefit cost	$ 33	$ 27	$ 18